SUPP-NYFirstCova0523
Brighthouse Life Insurance Company of NY
Brighthouse Variable Annuity Account B
First Cova Custom-Select Variable Annuity/First Cova Russell-Select Variable Annuity/First Cova Variable Annuity
Supplement dated May 1, 2023
to the
Prospectus dated May 1, 2002 (as supplemented)
This supplement revises information in the prospectus dated May 1, 2002 for the First Cova Custom-Select Variable Annuity/First Cova Russell-Select Variable Annuity/First Cova Variable Annuity variable annuity contracts issued by Brighthouse Life Insurance Company of NY (the “Company,” “we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements of each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.
BRIGHTHOUSE INVESTORS VARIABLE ANNUITY ACCOUNT B FEE TABLE
Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Premium*	1.25%
Administrative Expense Charge	.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.40%
*
For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova Custom-Select contracts.
The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	1.15%
Investment Portfolio Fees and Expenses as of December 31, 2022
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. EQV International Equity Fund	0.71%	—	0.20%	—	0.91%	—	0.91%
Brighthouse Funds Trust I — Class A
Brighthouse/abrdn Emerging Markets Equity Portfolio	0.94%	—	0.10%	—	1.04%	0.10%	0.94%
CBRE Global Real Estate Portfolio	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
Loomis Sayles Growth Portfolio	0.56%	—	0.02%	—	0.58%	0.01%	0.57%
MFS® Research International Portfolio	0.70%	—	0.05%	—	0.75%	0.11%	0.64%
Morgan Stanley Discovery Portfolio	0.64%	—	0.04%	—	0.68%	0.03%	0.65%
PIMCO Total Return Portfolio	0.48%	—	0.04%	—	0.52%	0.03%	0.49%
T. Rowe Price Large Cap Value Portfolio	0.57%	—	0.02%	—	0.59%	0.06%	0.53%
Victory Sycamore Mid Cap Value Portfolio	0.65%	—	0.03%	—	0.68%	0.09%	0.59%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	0.01%	0.38%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MFS® Value Portfolio — Class B	0.62%	0.25%	0.01%	—	0.88%	0.07%	0.81%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.06%	0.80%
T. Rowe Price Large Cap Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.05%	0.57%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	0.80%	—	0.04%	0.01%	0.85%	0.01%	0.84%
Putnam Variable Trust
Putnam VT Large Cap Value Fund — Class IB	0.47%	0.25%	0.10%	—	0.82%	—	0.82%
Putnam VT Sustainable Leaders Fund — Class IA	0.55%	—	0.11%	—	0.66%	—	0.66%
Russell Investment Funds
Global Real Estate Securities Fund	0.80%	—	0.11%	—	0.91%	—	0.91%
International Developed Markets Fund	0.90%	—	0.15%	—	1.05%	0.02%	1.03%
Strategic Bond Fund	0.55%	—	0.12%	—	0.67%	—	0.67%
U.S. Small Cap Equity Fund	0.90%	—	0.25%	—	1.15%	0.04%	1.11%
U.S. Strategic Equity Fund	0.73%	—	0.23%	—	0.96%	—	0.96%

The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2024. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Transfers — Restrictions on Frequent Transfers
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
Global Real Estate Securities Fund
International Developed Markets Fund
Invesco V.I. EQV International Equity Fund
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
U.S. Small Cap Equity Fund
Western Asset Management Strategic Bond Opportunities Portfolio
INVESTMENT OPTIONS
The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. Certain portfolios listed below may not be available with your contract. Appendix B – Part 2 contains a list of the portfolios available with your contract. Additional investment portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/.
Appendix B contains a summary of the names of the investment advisers and subadvisers of the investment portfolios and their investment objectives and strategies.
We do not provide any investment advice and do not recommend or endorse any particular investment portfolio. You bear the risk of any decline in the contract value of your contract resulting from the performance of the investment portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Invesco V.I. EQV International Equity Fund
Brighthouse Funds Trust I  — Class A
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
Loomis Sayles Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Jennison Growth Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Franklin Templeton Variable Insurance Products Trust — Class 1
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Templeton Foreign VIP Fund
Putnam Variable Trust
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
Putnam VT Large Cap Value Fund — Class IB
Putnam VT Sustainable Leaders Fund — Class IA
Russell Investment Funds
Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
U.S. Small Cap Equity Fund
U.S. Strategic Equity Fund

FEDERAL INCOME TAX STATUS
Changes Affecting Qualified Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023. This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs. In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth. The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
OTHER INFORMATION
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Requests and Elections
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations.
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for the Company. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority.
Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.
Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccination distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths.
At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and the economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Financial Statements
The financial statements of the Separate Account are attached.
The financial statements of the Company and of Metropolitan Tower Life Insurance Company (“Met Tower Life”) should be distinguished from the financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts and of Met Tower Life, as guarantor, to meet its obligations under the guarantee agreement. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
For a free copy of the annual audited financial statements of the Company or Met Tower Life, please call us at (800) 343-8496 or write to us at 11225 North Community House Road, Charlotte, NC 28277.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES
Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. EQV International Equity Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I — Class A
Brighthouse/abrdn Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
CBRE Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Large Cap Value Fund — Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Sustainable Leaders Fund — Class IA	Seeks long-term capital appreciation.	Putnam Investment Management, LLC
Russell Investment Funds
Global Real Estate Securities Fund	Seeks to provide current income and long term capital growth.
Russell Investment Management, LLC
Subadvisers: Cohen & Steers Capital
Management, Inc., Cohen & Steers UK
Limited and Cohen & Steers Asia Limited;
RREEF America L.L.C., DWS Investments
Australia Limited and DWS Alternatives
Global Limited, operating under the brand
name DWS

International Developed Markets Fund	Seeks to provide long term capital growth.	Russell Investment Management, LLC Subadvisers: Intermede Investment Partners Limited and Intermede Global Partners Inc.; Pzena Investment Management LLC; Wellington Management Company LLP
Strategic Bond Fund	Seeks to provide total return.
Russell Investment Management, LLC
Subadvisers: BlueBay Asset Management
LLP;
Western Asset Management Company LLC
and Western Asset Management Company
Limited
Schroder Investment Management North
America Inc

U.S. Small Cap Equity Fund	Seeks to provide long term capital growth.
Russell Investment Management, LLC
Subadvisers: Ancora Advisors, LLC;
BAMCO, Inc.;
Boston Partners Global Investors, Inc.;
Calamos Advisors LLC;
Copeland Capital Management, LLC
DePrince, Race & Zollo, Inc.;
Jacobs Levy Equity Management, Inc.;
Penn Capital Management, LLC;
Ranger Investment Management, L.P.;

U.S. Strategic Equity Fund	Seeks to provide long term capital growth.	Russell Investment Management, LLC Subadvisers: Brandywine Global Investment Management, LLC; HS Management Partners, LLC; Jackson Square Partners, LLC; Jacobs Levy Equity Management, Inc.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT
If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust II — Class A
BlackRock Ultra-Short Term Bond Portfolio
Russell Investment Funds
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
U.S. Small Cap Equity Fund
U.S. Strategic Equity Fund

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. EQV International Equity Fund
Brighthouse Funds Trust I — Class A
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
Loomis Sayles Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Jennison Growth Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund
Putnam Variable Trust — Class IA
Putnam VT Sustainable Leaders Fund

If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I — Class A
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Putnam Variable Trust — Class IB
Putnam VT Large Cap Value Fund